UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2012

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Holowesko Partners Ltd.
Address: Shipston House, Lyford Cay
         P.O. Box N-7776
         Nassau, Bahamas, Bahamas



Form 13F File Number: 028-13025

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory P. Cleare
Title:   Vice President and Chief Financial Officer
Phone:   242-362-7800


Signature, Place, and Date of Signing:


/s/GREGORY P. CLEARE         Nassau, Bahamas                May 8, 2012
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                          FORM 13F SUMMARY PAGE



 Report Summary:


 Number of Other Included Managers:           0
 Form 13F Information Table Entry Total:      39
 Form 13F Information Table Value Total:      1,089,364

                                              (thousands)


 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
 No.  File Number  Name


                                                     FORM 13F INFORMATION TABLE
                                                 FOR THE PERIOD ENDED   03/31/2012
                                           REPORTING MANAGER:   HOLOWESKO PARTNERS LTD.
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR   SH/  PUT/ INVEST- OTHER       VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN  CALL MENT    MANA-
                                                                                           DISCRE- GERS    SOLE    SHARED       NONE
                                                                                           TION
------------------------------------------------------------------------------------------------------------------------------------
3M CO                              COM             88579Y101     38048     426500 SH       SOLE          426500         0         0
APPLE INC                          COM             037833100     23982      40000 SH       SOLE           40000         0         0
BANK OF AMERICA CORPORATION        COM             060505104     26041    2721145 SH       SOLE         2721145         0         0
BERKSHIRE HATHAWAY INC DEL         CL A            084670108     24136        198 SH       SOLE             198         0         0
CANON INC                          ADR             138006309       381       8000 SH       SOLE            8000         0         0
CAPITOL FED FINL INC               COM             14057J101     14375    1210000 SH       SOLE         1210000         0         0
CATERPILLAR INC DEL                COM             149123101      9427      88500 SH  PUT  SOLE
CHINA MOBILE LIMITED               SPONSORED ADR   16941M109     16951     307750 SH       SOLE          307750         0         0
CISCO SYS INC                      COM             17275R102     38282    1810000 SH       SOLE         1810000         0         0
CLOROX CO DEL                      COM             189054109     27775     404000 SH       SOLE          404000         0         0
COCA COLA CO                       COM             191216100     52875     714429 SH       SOLE          714429         0         0
CORNING INC                        COM             219350105     25020    1777000 SH       SOLE         1777000         0         0
DEVON ENERGY CORP NEW              COM             25179M103     57546     809141 SH       SOLE          809141         0         0
E M C CORP MASS                    COM             268648102     35707    1195000 SH       SOLE         1195000         0         0
EXXON MOBIL CORP                   COM             30231G102     69558     802008 SH       SOLE          802008         0         0
GENERAL DYNAMICS CORP              COM             369550108     31627     431000 SH       SOLE          431000         0         0
HALLIBURTON CO                     COM             406216101     22685     683500 SH       SOLE          683500         0         0
HEINZ H J CO                       COM             423074103     24071     449500 SH       SOLE          449500         0         0
HONEYWELL INTL INC                 COM             438516106     33883     555000 SH       SOLE          555000         0         0
INTL PAPER CO                      COM             460146103     49316    1405000 SH       SOLE         1405000         0         0
JOHNSON & JOHNSON                  COM             478160104     78555    1190943 SH       SOLE         1190943         0         0
KIMBERLY CLARK CORP                COM             494368103     25522     345400 SH       SOLE          345400         0         0
KRAFT FOODS INC                    CL A            50075N104       475      12500 SH       SOLE           12500         0         0
MEAD JOHNSON NUTRITION CO          COM             582839106     38848     471000 SH       SOLE          471000         0         0
MEDTRONIC INC                      COM             585055106     34683     885000 SH       SOLE          885000         0         0
MERCK & CO INC NEW                 COM             58933Y105     32486     846000 SH       SOLE          846000         0         0
MICROSOFT CORP                     COM             594918104     49656    1539486 SH       SOLE         1539486         0         0
MOTOROLA MOBILITY HLDGS INC        COM             620097105     17658     450000 SH       SOLE          450000         0         0
PEPSICO INC                        COM             713448108     29028     437500 SH       SOLE          437500         0         0
PETROCHINA CO LTD                  SPONSORED  ADR  71646E100      9971      70950 SH       SOLE           70950         0         0
PFIZER INC                         COM             717081103     29891    1320000 SH       SOLE         1320000         0         0
PLUM CREEK TIMBER CO INC           COM             729251108     60048    1444848 SH       SOLE         1444848         0         0
RESEARCH IN MOTION LTD             COM             760975102       147      10000 SH       SOLE           10000         0         0
ROYAL DUTCH SHELL PLC              SPONS ADR A     780259206       701      10000 SH       SOLE           10000         0         0
TAIWAN SEMICONDUCTOR MFG LTD       SPONSORED ADR   874039100       458      30000 SH       SOLE           30000         0         0
US BANCORP DEL                     COM NEW         902973304     34718    1095900 SH       SOLE         1095900         0         0
VODAFONE GROUP PLC NEW             SPONS ADR NEW   92857W209       443      16000 SH       SOLE           16000         0         0
WASTE MGMT INC DEL                 COM             94106L109       594      17000 SH       SOLE           17000         0         0
WELLS FARGO & CO NEW               COM             949746101     23796     697000 SH       SOLE          697000         0         0
                                                     ------------------
                                   GRAND TOTAL                 1089364

